Class A Ordinary Shares Subject to Possible Redemption	12 Months Ended
Dec. 31, 2022
ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Temporary Equity [Line Items]
Class A Ordinary Shares Subject to Possible Redemption
NOTE 7. CLASS A ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION
Class A Ordinary Shares
— The Company is authorized to issue up to 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. At each of December 31, 2022 and 2021 there were 34,500,000 issued and outstanding. Of the 34,500,000 issued and outstanding Class A ordinary shares, 34,500,000 shares are subject to possible redemption at December 31, 2022 and 2021 and, therefore, classified outside of permanent equity. At December 31, 2022 and 2021, all Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheets.